Net Change In Non-Cash Operating Working Capital	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Net Change In Non-Cash Operating Working Capital
2 8 .	NET CHANGE IN NON-CASH OPERATING WORKING CAPITAL

Year ended,	March 31, 2023	March 31, 2022

Accounts receivable	$119.5	$(127.0)

Net taxes payable and accrued taxes	(58.3)	(22.1)

Inventories	(187.8)	(63.6)

Prepaid expenses and other current assets	22.8	12.5

Accounts payable and accrued liabilities	(76.6)	166.6

Derivative financial instruments (net)	1.7	12.5

	$(178.7)	$(21.1)